Commitments and Contingencies - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) Payers
Commitments And Contingencies [Line Items]
Payors agree to pay administrative penalty to DMHC	$ 122,500
Number of payors entered to agreement | Payers	5
Number of payors | Payers	9
Penalty amount for DHMC audit	$ 80,000
Minimum
Commitments And Contingencies [Line Items]
Capital commitments	23,200
Maximum
Commitments And Contingencies [Line Items]
Capital commitments	$ 41,900